Schedule of trade payables (Details) - AUD ($)		Jun. 30, 2024	Jun. 30, 2023
Trade And Other Payables
Trade payables		$ 509,781	$ 773,917
Sundry payables		580,274	1,280,210
Deferred consideration	[1]	162,448	453,446
Trade and other payables		$ 1,252,503	$ 2,507,573

[1]	Relates to the balance of consideration due from the acquisition of further technologies from Jimmy Kelley Digital.